Other liabilities - Disclosure of significant changes in group service contract liability (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities at beginning of period	€ 2,968
Advances received from customers	1,274
Amounts recognized within revenue	(1,427)
Transfers to Assets/(Liabilities) held for sale	0
Other changes	(85)
Contract liabilities at end of period	€ 2,730